Morgan, Lewis & Bockius LLP                                         MORGAN LEWIS
1701 Market Street
Philadelphia, PA  19103-2921
Tel:  +1.215.963.5000
Fax:  +1. 215.963.5001
www.morganlewis.com



March 9, 2016


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     Winton Diversified Opportunities Fund (File Nos. 333-201801 and
        811-23028)
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Ladies and Gentlemen:

On behalf of our client, Winton Diversified Opportunities Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectus and Statement of Additional Information dated March 1, 2016 that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 1, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-16-001061) on February 26, 2016.

Please contact the undersigned at 215.963.5862 with your questions or comments.

Very truly yours,

/s/ David W. Freese
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David W. Freese